Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 432,023,000
Initial Costs Land	388,035,000
Initial Costs Building and Improvements	1,041,243,000
Since Acquisition	199,382,000
Gross Amount at End of Year, land	384,409,000
Gross Amount at End of Year, Buildings and Improvements	1,244,251,000
Gross Amount at End of Year, Total	1,628,660,000
Accumulated Depreciation	188,999,000
Reconciliation of Real Estate Investments
Beginning balance	1,388,887,000	1,128,956,000	1,106,571,000
Acquisitions of rental property	244,574,000	269,698,000	33,446,000
Capital Expenditures	49,098,000	24,952,000	18,961,000
Impairments	(8,610,000)	(6,398,000)	(2,541,000)
Disposition of rental property	(30,683,000)	(25,501,000)	(25,060,000)
Real estate asset held-for-sale	(6,704,000)
Other	(7,902,000)	(2,820,000)	(2,421,000)
Ending balance	1,628,660,000	1,388,887,000	1,128,956,000
Reconciliation of Accumulated Depreciation on the Real Estate Investments
Beginning balance	170,990,000	141,481,000	111,658,000
Depreciation of rental property	42,188,000	32,573,000	30,456,000
Depreciation of disposed held-for-sale properties	634,000	1,240,000	1,574,000
Dispositions of rental property	(7,686,000)	(1,988,000)	(200,000)
Other	(17,127,000)	(2,316,000)	(2,007,000)
Ending balance	188,999,000	170,990,000	141,481,000
Real Estate and Accumulated Depreciation (Textual) [Abstract]
Estimated lives of company Assets	5	39
Tax basis of real estate assets	1,607,000,000	1,422,000,000
Maryland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	115,494,000
Initial Costs Land	120,231,000
Initial Costs Building and Improvements	336,569,000
Since Acquisition	43,683,000
Gross Amount at End of Year, land	119,329,000
Gross Amount at End of Year, Buildings and Improvements	381,154,000
Gross Amount at End of Year, Total	500,483,000
Accumulated Depreciation	55,898,000
Rumsey Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Columbia
Acquisition Date	10/1/2002
Property Type	BP
Encumbrances	8,937,000
Initial Costs Land	2,675,000
Initial Costs Building and Improvements	10,196,000
Since Acquisition	2,937,000
Gross Amount at End of Year, land	2,675,000
Gross Amount at End of Year, Buildings and Improvements	13,133,000
Gross Amount at End of Year, Total	15,808,000
Accumulated Depreciation	4,506,000
Snowden Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Columbia
Acquisition Date	10/1/2002
Property Type	BP
Encumbrances	12,131,000
Initial Costs Land	3,404,000
Initial Costs Building and Improvements	12,824,000
Since Acquisition	3,833,000
Gross Amount at End of Year, land	3,404,000
Gross Amount at End of Year, Buildings and Improvements	16,657,000
Gross Amount at End of Year, Total	20,061,000
Accumulated Depreciation	5,284,000
6900 English Muffin Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Frederick
Acquisition Date	7/1/2004
Property Type	I
Encumbrances	0
Initial Costs Land	3,136,000
Initial Costs Building and Improvements	8,642,000
Since Acquisition	(42,000)
Gross Amount at End of Year, land	3,136,000
Gross Amount at End of Year, Buildings and Improvements	8,600,000
Gross Amount at End of Year, Total	11,736,000
Accumulated Depreciation	1,653,000
Gateway Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Gaithersburg
Acquisition Date	7/1/2004
Property Type	Office
Encumbrances	0
Initial Costs Land	1,715,000
Initial Costs Building and Improvements	3,943,000
Since Acquisition	135,000
Gross Amount at End of Year, land	1,715,000
Gross Amount at End of Year, Buildings and Improvements	4,078,000
Gross Amount at End of Year, Total	5,793,000
Accumulated Depreciation	832,000
4451 Georgia Pacific Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Frederick
Acquisition Date	7/1/2004
Property Type	I
Encumbrances	0
Initial Costs Land	3,445,000
Initial Costs Building and Improvements	8,923,000
Since Acquisition	(78,000)
Gross Amount at End of Year, land	3,445,000
Gross Amount at End of Year, Buildings and Improvements	8,845,000
Gross Amount at End of Year, Total	12,290,000
Accumulated Depreciation	1,689,000
Goldenrod Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Germantown
Acquisition Date	7/1/2004
Property Type	Office
Encumbrances	0
Initial Costs Land	1,415,000
Initial Costs Building and Improvements	2,060,000
Since Acquisition	(670,000)
Gross Amount at End of Year, land	1,027,000
Gross Amount at End of Year, Buildings and Improvements	1,778,000
Gross Amount at End of Year, Total	2,805,000
Accumulated Depreciation	454,000
Girard Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Gaithersburg
Acquisition Date	7/1/2004
Property Type	BP
Encumbrances	0
Initial Costs Land	4,671,000
Initial Costs Building and Improvements	7,151,000
Since Acquisition	1,496,000
Gross Amount at End of Year, land	4,671,000
Gross Amount at End of Year, Buildings and Improvements	8,647,000
Gross Amount at End of Year, Total	13,318,000
Accumulated Depreciation	2,114,000
Girard Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Gaithersburg
Acquisition Date	7/1/2004
Property Type	BP
Encumbrances	0
Initial Costs Land	5,134,000
Initial Costs Building and Improvements	9,507,000
Since Acquisition	2,781,000
Gross Amount at End of Year, land	5,134,000
Gross Amount at End of Year, Buildings and Improvements	12,288,000
Gross Amount at End of Year, Total	17,422,000
Accumulated Depreciation	2,099,000
Patrick Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Frederick
Acquisition Date	7/1/2004
Property Type	Office
Encumbrances	0
Initial Costs Land	1,777,000
Initial Costs Building and Improvements	8,721,000
Since Acquisition	1,390,000
Gross Amount at End of Year, land	1,777,000
Gross Amount at End of Year, Buildings and Improvements	10,111,000
Gross Amount at End of Year, Total	11,888,000
Accumulated Depreciation	1,967,000
Worman's Mill Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Frederick
Acquisition Date	7/1/2004
Property Type	Office
Encumbrances	0
Initial Costs Land	545,000
Initial Costs Building and Improvements	3,329,000
Since Acquisition	206,000
Gross Amount at End of Year, land	545,000
Gross Amount at End of Year, Buildings and Improvements	3,535,000
Gross Amount at End of Year, Total	4,080,000
Accumulated Depreciation	727,000
West Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Frederick
Acquisition Date	7/1/2004
Property Type	Office
Encumbrances	0
Initial Costs Land	520,000
Initial Costs Building and Improvements	5,177,000
Since Acquisition	652,000
Gross Amount at End of Year, land	520,000
Gross Amount at End of Year, Buildings and Improvements	5,829,000
Gross Amount at End of Year, Total	6,349,000
Accumulated Depreciation	1,280,000
Woodlands Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Largo
Acquisition Date	7/1/2004
Property Type	Office
Encumbrances	0
Initial Costs Land	1,322,000
Initial Costs Building and Improvements	2,920,000
Since Acquisition	(647,000)
Gross Amount at End of Year, land	863,000
Gross Amount at End of Year, Buildings and Improvements	2,732,000
Gross Amount at End of Year, Total	3,595,000
Accumulated Depreciation	702,000
4612 Navistar Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Frederick
Acquisition Date	12/1/2004
Property Type	I
Encumbrances	0
Initial Costs Land	3,808,000
Initial Costs Building and Improvements	18,658,000
Since Acquisition	0
Gross Amount at End of Year, land	3,808,000
Gross Amount at End of Year, Buildings and Improvements	18,658,000
Gross Amount at End of Year, Total	22,466,000
Accumulated Depreciation	3,405,000
Campus at Metro Park North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Rockville
Acquisition Date	12/1/2004
Property Type	Office
Encumbrances	21,692,000
Initial Costs Land	9,220,000
Initial Costs Building and Improvements	32,056,000
Since Acquisition	(707,000)
Gross Amount at End of Year, land	9,220,000
Gross Amount at End of Year, Buildings and Improvements	31,349,000
Gross Amount at End of Year, Total	40,569,000
Accumulated Depreciation	5,840,000
Glenn Dale Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Glenn Dale
Acquisition Date	5/1/2005
Property Type	I
Encumbrances	0
Initial Costs Land	3,369,000
Initial Costs Building and Improvements	14,504,000
Since Acquisition	1,580,000
Gross Amount at End of Year, land	3,369,000
Gross Amount at End of Year, Buildings and Improvements	16,084,000
Gross Amount at End of Year, Total	19,453,000
Accumulated Depreciation	2,887,000
Owings Mills Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Owings Mills
Acquisition Date	11/1/2005
Property Type	BP
Encumbrances	5,338,000
Initial Costs Land	1,382,000
Initial Costs Building and Improvements	7,416,000
Since Acquisition	1,436,000
Gross Amount at End of Year, land	1,382,000
Gross Amount at End of Year, Buildings and Improvements	8,852,000
Gross Amount at End of Year, Total	10,234,000
Accumulated Depreciation	1,730,000
Gateway 270 West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Clarksburg
Acquisition Date	7/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	18,302,000
Initial Costs Building and Improvements	20,562,000
Since Acquisition	3,982,000
Gross Amount at End of Year, land	18,302,000
Gross Amount at End of Year, Buildings and Improvements	24,544,000
Gross Amount at End of Year, Total	42,846,000
Accumulated Depreciation	4,264,000
Indian Creek Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Beltsville
Acquisition Date	8/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	5,673,000
Initial Costs Building and Improvements	17,168,000
Since Acquisition	10,223,000
Gross Amount at End of Year, land	5,673,000
Gross Amount at End of Year, Buildings and Improvements	27,391,000
Gross Amount at End of Year, Total	33,064,000
Accumulated Depreciation	3,046,000
Owings Mills Commerce Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Owings Mills
Acquisition Date	11/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	3,304,000
Initial Costs Building and Improvements	12,295,000
Since Acquisition	60,000
Gross Amount at End of Year, land	3,300,000
Gross Amount at End of Year, Buildings and Improvements	12,359,000
Gross Amount at End of Year, Total	15,659,000
Accumulated Depreciation	1,868,000
Ammendale Commerce Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Beltsville
Acquisition Date	3/1/2007
Property Type	BP
Encumbrances	0
Initial Costs Land	2,398,000
Initial Costs Building and Improvements	7,659,000
Since Acquisition	5,711,000
Gross Amount at End of Year, land	2,398,000
Gross Amount at End of Year, Buildings and Improvements	13,370,000
Gross Amount at End of Year, Total	15,768,000
Accumulated Depreciation	2,514,000
Annapolis Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Annapolis
Acquisition Date	6/1/2007
Property Type	Office
Encumbrances	8,360,000
Initial Costs Land	6,101,000
Initial Costs Building and Improvements	12,602,000
Since Acquisition	376,000
Gross Amount at End of Year, land	6,101,000
Gross Amount at End of Year, Buildings and Improvements	12,978,000
Gross Amount at End of Year, Total	19,079,000
Accumulated Depreciation	1,786,000
Triangle Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Columbia
Acquisition Date	8/1/2008
Property Type	BP
Encumbrances	0
Initial Costs Land	1,279,000
Initial Costs Building and Improvements	2,480,000
Since Acquisition	943,000
Gross Amount at End of Year, land	1,237,000
Gross Amount at End of Year, Buildings and Improvements	3,465,000
Gross Amount at End of Year, Total	4,702,000
Accumulated Depreciation	525,000
Cloverleaf Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Germantown
Acquisition Date	10/1/2009
Property Type	Office
Encumbrances	16,908,000
Initial Costs Land	7,097,000
Initial Costs Building and Improvements	14,211,000
Since Acquisition	89,000
Gross Amount at End of Year, land	7,097,000
Gross Amount at End of Year, Buildings and Improvements	14,300,000
Gross Amount at End of Year, Total	21,397,000
Accumulated Depreciation	1,469,000
Redland Corporate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Rockville
Acquisition Date	11/1/2010	11/10/2010
Property Type	Office
Encumbrances	0
Initial Costs Land	17,272,000
Initial Costs Building and Improvements	63,480,000
Since Acquisition	4,632,000
Gross Amount at End of Year, land	17,272,000
Gross Amount at End of Year, Buildings and Improvements	68,112,000
Gross Amount at End of Year, Total	85,384,000
Accumulated Depreciation	2,499,000
Mercedes Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Hanover
Acquisition Date	12/1/2010
Property Type	I
Encumbrances	14,435,000
Initial Costs Land	5,924,000
Initial Costs Building and Improvements	13,832,000
Since Acquisition	673,000
Gross Amount at End of Year, land	5,915,000
Gross Amount at End of Year, Buildings and Improvements	14,514,000
Gross Amount at End of Year, Total	20,429,000
Accumulated Depreciation	435,000
Merrill Lynch Building [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Columbia
Acquisition Date	2/1/2011
Property Type	Office
Encumbrances	13,571,000
Initial Costs Land	2,041,000
Initial Costs Building and Improvements	5,327,000
Since Acquisition	2,181,000
Gross Amount at End of Year, land	2,041,000
Gross Amount at End of Year, Buildings and Improvements	7,508,000
Gross Amount at End of Year, Total	9,549,000
Accumulated Depreciation	287,000
Hillside Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Columbia
Acquisition Date	11/18/2011
Property Type	Office
Encumbrances	14,122,000
Initial Costs Land	3,302,000
Initial Costs Building and Improvements	10,926,000
Since Acquisition	511,000
Gross Amount at End of Year, land	3,302,000
Gross Amount at End of Year, Buildings and Improvements	11,437,000
Gross Amount at End of Year, Total	14,739,000
Accumulated Depreciation	36,000
Northern Virginia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	155,511,000
Initial Costs Land	91,191,000
Initial Costs Building and Improvements	279,667,000
Since Acquisition	87,012,000
Gross Amount at End of Year, land	90,706,000
Gross Amount at End of Year, Buildings and Improvements	367,164,000
Gross Amount at End of Year, Total	457,870,000
Accumulated Depreciation	62,255,000
13129 Airpark Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Culpeper
Acquisition Date	12/1/1997
Property Type	I
Encumbrances	0
Initial Costs Land	442,000
Initial Costs Building and Improvements	3,103,000
Since Acquisition	1,455,000
Gross Amount at End of Year, land	442,000
Gross Amount at End of Year, Buildings and Improvements	4,558,000
Gross Amount at End of Year, Total	5,000,000
Accumulated Depreciation	1,825,000
Plaza 500 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Alexandria
Acquisition Date	12/1/1997
Property Type	I
Encumbrances	33,141,000
Initial Costs Land	6,265,000
Initial Costs Building and Improvements	35,433,000
Since Acquisition	3,531,000
Gross Amount at End of Year, land	6,265,000
Gross Amount at End of Year, Buildings and Improvements	38,964,000
Gross Amount at End of Year, Total	45,229,000
Accumulated Depreciation	14,132,000
Van Buren Office Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Herndon
Acquisition Date	12/1/1997
Property Type	Office
Encumbrances	7,432,000
Initial Costs Land	3,592,000
Initial Costs Building and Improvements	7,652,000
Since Acquisition	2,598,000
Gross Amount at End of Year, land	3,076,000
Gross Amount at End of Year, Buildings and Improvements	10,766,000
Gross Amount at End of Year, Total	13,842,000
Accumulated Depreciation	3,814,000
Tech Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chantilly
Acquisition Date	10/1/1998
Property Type	Office
Encumbrances	0
Initial Costs Land	1,056,000
Initial Costs Building and Improvements	4,844,000
Since Acquisition	1,184,000
Gross Amount at End of Year, land	1,056,000
Gross Amount at End of Year, Buildings and Improvements	6,028,000
Gross Amount at End of Year, Total	7,084,000
Accumulated Depreciation	1,953,000
Newington Business Park Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Lorton
Acquisition Date	12/1/1999
Property Type	I
Encumbrances	14,963,000
Initial Costs Land	3,135,000
Initial Costs Building and Improvements	10,354,000
Since Acquisition	4,049,000
Gross Amount at End of Year, land	3,135,000
Gross Amount at End of Year, Buildings and Improvements	14,403,000
Gross Amount at End of Year, Total	17,538,000
Accumulated Depreciation	4,488,000
Interstate Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Alexandria
Acquisition Date	12/1/2003
Property Type	I
Encumbrances	0
Initial Costs Land	2,185,000
Initial Costs Building and Improvements	8,972,000
Since Acquisition	3,183,000
Gross Amount at End of Year, land	2,185,000
Gross Amount at End of Year, Buildings and Improvements	12,155,000
Gross Amount at End of Year, Total	14,340,000
Accumulated Depreciation	2,827,000
Herndon Corporate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Herndon
Acquisition Date	4/1/2004
Property Type	Office
Encumbrances	0
Initial Costs Land	4,082,000
Initial Costs Building and Improvements	14,651,000
Since Acquisition	1,359,000
Gross Amount at End of Year, land	4,082,000
Gross Amount at End of Year, Buildings and Improvements	16,010,000
Gross Amount at End of Year, Total	20,092,000
Accumulated Depreciation	3,608,000
15395 John Marshall Highway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Haymarket
Acquisition Date	10/1/2004
Property Type	I
Encumbrances	20,219,000
Initial Costs Land	2,736,000
Initial Costs Building and Improvements	7,301,000
Since Acquisition	8,269,000
Gross Amount at End of Year, land	2,736,000
Gross Amount at End of Year, Buildings and Improvements	15,570,000
Gross Amount at End of Year, Total	18,306,000
Accumulated Depreciation	3,271,000
Windsor at Battlefield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Manassas
Acquisition Date	12/1/2004
Property Type	Office
Encumbrances	0
Initial Costs Land	3,228,000
Initial Costs Building and Improvements	11,696,000
Since Acquisition	3,134,000
Gross Amount at End of Year, land	3,228,000
Gross Amount at End of Year, Buildings and Improvements	14,830,000
Gross Amount at End of Year, Total	18,058,000
Accumulated Depreciation	3,782,000
Reston Business Campus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Reston
Acquisition Date	3/1/2005
Property Type	Office
Encumbrances	0
Initial Costs Land	1,996,000
Initial Costs Building and Improvements	8,778,000
Since Acquisition	982,000
Gross Amount at End of Year, land	1,996,000
Gross Amount at End of Year, Buildings and Improvements	9,760,000
Gross Amount at End of Year, Total	11,756,000
Accumulated Depreciation	1,793,000
Enterprise Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chantilly
Acquisition Date	4/1/2005
Property Type	Office
Encumbrances	0
Initial Costs Land	3,727,000
Initial Costs Building and Improvements	27,274,000
Since Acquisition	3,700,000
Gross Amount at End of Year, land	3,727,000
Gross Amount at End of Year, Buildings and Improvements	30,974,000
Gross Amount at End of Year, Total	34,701,000
Accumulated Depreciation	5,852,000
Gateway Centre Manassas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Manassas
Acquisition Date	7/1/2005
Property Type	BP
Encumbrances	1,016,000
Initial Costs Land	3,015,000
Initial Costs Building and Improvements	6,734,000
Since Acquisition	596,000
Gross Amount at End of Year, land	3,015,000
Gross Amount at End of Year, Buildings and Improvements	7,330,000
Gross Amount at End of Year, Total	10,345,000
Accumulated Depreciation	2,056,000
403/405 Glenn Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Sterling
Acquisition Date	10/1/2005
Property Type	BP
Encumbrances	0
Initial Costs Land	3,940,000
Initial Costs Building and Improvements	12,547,000
Since Acquisition	3,026,000
Gross Amount at End of Year, land	3,940,000
Gross Amount at End of Year, Buildings and Improvements	15,573,000
Gross Amount at End of Year, Total	19,513,000
Accumulated Depreciation	2,931,000
Linden Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Manassas
Acquisition Date	10/1/2005
Property Type	BP
Encumbrances	6,917,000
Initial Costs Land	4,829,000
Initial Costs Building and Improvements	10,978,000
Since Acquisition	451,000
Gross Amount at End of Year, land	4,829,000
Gross Amount at End of Year, Buildings and Improvements	11,429,000
Gross Amount at End of Year, Total	16,258,000
Accumulated Depreciation	1,963,000
Prosperity business center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Merrifield
Acquisition Date	11/1/2005
Property Type	BP
Encumbrances	3,381,000
Initial Costs Land	5,881,000
Initial Costs Building and Improvements	3,495,000
Since Acquisition	283,000
Gross Amount at End of Year, land	5,881,000
Gross Amount at End of Year, Buildings and Improvements	3,778,000
Gross Amount at End of Year, Total	9,659,000
Accumulated Depreciation	703,000
Sterling Park Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Sterling
Acquisition Date	2/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	19,897,000
Initial Costs Building and Improvements	10,750,000
Since Acquisition	16,325,000
Gross Amount at End of Year, land	19,903,000
Gross Amount at End of Year, Buildings and Improvements	27,069,000
Gross Amount at End of Year, Total	46,972,000
Accumulated Depreciation	3,742,000
Davis Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Sterling
Acquisition Date	8/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	1,614,000
Initial Costs Building and Improvements	3,611,000
Since Acquisition	1,892,000
Gross Amount at End of Year, land	1,646,000
Gross Amount at End of Year, Buildings and Improvements	5,471,000
Gross Amount at End of Year, Total	7,117,000
Accumulated Depreciation	476,000
Corporate Campus at Ashburn Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Ashburn
Acquisition Date	12/1/2009
Property Type	BP
Encumbrances	0
Initial Costs Land	2,682,000
Initial Costs Building and Improvements	9,456,000
Since Acquisition	2,840,000
Gross Amount at End of Year, land	2,675,000
Gross Amount at End of Year, Buildings and Improvements	12,303,000
Gross Amount at End of Year, Total	14,978,000
Accumulated Depreciation	892,000
Three Flint Hill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Oakton
Acquisition Date	4/1/2010	4/28/2010
Property Type	Office
Encumbrances	0
Initial Costs Land	0
Initial Costs Building and Improvements	13,653,000
Since Acquisition	14,446,000
Gross Amount at End of Year, land	0
Gross Amount at End of Year, Buildings and Improvements	28,099,000
Gross Amount at End of Year, Total	28,099,000
Accumulated Depreciation	0
Atlantic Corporate Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Sterling
Acquisition Date	11/1/2010	11/19/2010
Property Type	Office
Encumbrances	0
Initial Costs Land	5,895,000
Initial Costs Building and Improvements	11,655,000
Since Acquisition	7,785,000
Gross Amount at End of Year, land	5,895,000
Gross Amount at End of Year, Buildings and Improvements	19,440,000
Gross Amount at End of Year, Total	25,335,000
Accumulated Depreciation	573,000
Cedar Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Tyson's Corner
Acquisition Date	2/1/2011
Property Type	Office
Encumbrances	15,838,000
Initial Costs Land	5,306,000
Initial Costs Building and Improvements	13,554,000
Since Acquisition	1,575,000
Gross Amount at End of Year, land	5,306,000
Gross Amount at End of Year, Buildings and Improvements	15,129,000
Gross Amount at End of Year, Total	20,435,000
Accumulated Depreciation	444,000
One Fair Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Fairfax
Acquisition Date	4/8/2011
Property Type	Office
Encumbrances	52,604,000
Initial Costs Land	5,688,000
Initial Costs Building and Improvements	43,176,000
Since Acquisition	4,349,000
Gross Amount at End of Year, land	5,688,000
Gross Amount at End of Year, Buildings and Improvements	47,525,000
Gross Amount at End of Year, Total	53,213,000
Accumulated Depreciation	1,130,000
Washington D.C. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	94,022,000
Initial Costs Land	113,401,000
Initial Costs Building and Improvements	131,802,000
Since Acquisition	14,389,000
Gross Amount at End of Year, land	113,401,000
Gross Amount at End of Year, Buildings and Improvements	146,191,000
Gross Amount at End of Year, Total	259,592,000
Accumulated Depreciation	4,534,000
500 First Street, NW [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Capitol Hill
Acquisition Date	6/10/2011	6/30/2010
Property Type	Office
Encumbrances	38,277,000
Initial Costs Land	25,806,000
Initial Costs Building and Improvements	33,883,000
Since Acquisition	98,000
Gross Amount at End of Year, land	25,806,000
Gross Amount at End of Year, Buildings and Improvements	33,981,000
Gross Amount at End of Year, Total	59,787,000
Accumulated Depreciation	1,610,000
440 First Street, NW [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Capitol Hill
Acquisition Date	1/11/2011	12/28/2010
Property Type	Office
Encumbrances	0
Initial Costs Land	0
Initial Costs Building and Improvements	15,300,000
Since Acquisition	9,921,000
Gross Amount at End of Year, land	0
Gross Amount at End of Year, Buildings and Improvements	25,221,000
Gross Amount at End of Year, Total	25,221,000
Accumulated Depreciation	0
1211 Connecticut Ave, NW [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	CBD
Acquisition Date	12/1/2010	12/9/2010
Property Type	Office
Encumbrances	0
Initial Costs Land	27,077,000
Initial Costs Building and Improvements	17,520,000
Since Acquisition	44,000
Gross Amount at End of Year, land	27,077,000
Gross Amount at End of Year, Buildings and Improvements	17,564,000
Gross Amount at End of Year, Total	44,641,000
Accumulated Depreciation	742,000
840 First Street, NE [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	NoMA
Acquisition Date	3/25/2011
Property Type	Office
Encumbrances	55,745,000
Initial Costs Land	16,846,000
Initial Costs Building and Improvements	60,905,000
Since Acquisition	4,326,000
Gross Amount at End of Year, land	16,846,000
Gross Amount at End of Year, Buildings and Improvements	65,231,000
Gross Amount at End of Year, Total	82,077,000
Accumulated Depreciation	1,330,000
1005 First Street, NE [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	NoMA
Acquisition Date	8/4/2011
Property Type	Office
Encumbrances	0
Initial Costs Land	43,672,000
Initial Costs Building and Improvements	4,194,000
Since Acquisition	0
Gross Amount at End of Year, land	43,672,000
Gross Amount at End of Year, Buildings and Improvements	4,194,000
Gross Amount at End of Year, Total	47,866,000
Accumulated Depreciation	852,000
Southern Virginia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	66,996,000
Initial Costs Land	62,699,000
Initial Costs Building and Improvements	293,166,000
Since Acquisition	53,543,000
Gross Amount at End of Year, land	60,206,000
Gross Amount at End of Year, Buildings and Improvements	349,202,000
Gross Amount at End of Year, Total	409,408,000
Accumulated Depreciation	66,039,000
Crossways Commerce Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	12/1/1999
Property Type	BP
Encumbrances	23,720,000
Initial Costs Land	5,160,000
Initial Costs Building and Improvements	23,660,000
Since Acquisition	10,336,000
Gross Amount at End of Year, land	5,160,000
Gross Amount at End of Year, Buildings and Improvements	33,996,000
Gross Amount at End of Year, Total	39,156,000
Accumulated Depreciation	9,674,000
Greenbrier Technology Center II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	10/1/2002
Property Type	BP
Encumbrances	4,508,000
Initial Costs Land	1,365,000
Initial Costs Building and Improvements	5,119,000
Since Acquisition	655,000
Gross Amount at End of Year, land	1,365,000
Gross Amount at End of Year, Buildings and Improvements	5,774,000
Gross Amount at End of Year, Total	7,139,000
Accumulated Depreciation	1,693,000
Norfolk Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Norfolk
Acquisition Date	10/1/2002
Property Type	BP
Encumbrances	4,574,000
Initial Costs Land	1,323,000
Initial Costs Building and Improvements	4,967,000
Since Acquisition	589,000
Gross Amount at End of Year, land	1,323,000
Gross Amount at End of Year, Buildings and Improvements	5,556,000
Gross Amount at End of Year, Total	6,879,000
Accumulated Depreciation	2,598,000
Virginia Center Technology Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Glen Allen
Acquisition Date	10/1/2003
Property Type	BP
Encumbrances	0
Initial Costs Land	1,922,000
Initial Costs Building and Improvements	7,026,000
Since Acquisition	2,151,000
Gross Amount at End of Year, land	1,922,000
Gross Amount at End of Year, Buildings and Improvements	9,177,000
Gross Amount at End of Year, Total	11,099,000
Accumulated Depreciation	3,797,000
Crossways II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	10/1/2004
Property Type	BP
Encumbrances	0
Initial Costs Land	1,036,000
Initial Costs Building and Improvements	6,254,000
Since Acquisition	1,347,000
Gross Amount at End of Year, land	1,036,000
Gross Amount at End of Year, Buildings and Improvements	7,601,000
Gross Amount at End of Year, Total	8,637,000
Accumulated Depreciation	1,351,000
Norfolk Commerce Park II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Norfolk
Acquisition Date	10/1/2004
Property Type	BP
Encumbrances	0
Initial Costs Land	1,221,000
Initial Costs Building and Improvements	8,693,000
Since Acquisition	1,865,000
Gross Amount at End of Year, land	1,221,000
Gross Amount at End of Year, Buildings and Improvements	10,558,000
Gross Amount at End of Year, Total	11,779,000
Accumulated Depreciation	2,521,000
Cavalier Industrial Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	4/1/2005
Property Type	I
Encumbrances	0
Initial Costs Land	1,387,000
Initial Costs Building and Improvements	11,362,000
Since Acquisition	7,968,000
Gross Amount at End of Year, land	1,387,000
Gross Amount at End of Year, Buildings and Improvements	19,330,000
Gross Amount at End of Year, Total	20,717,000
Accumulated Depreciation	3,512,000
1434 Crossways Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	8/1/2005
Property Type	BP
Encumbrances	17,042,000
Initial Costs Land	4,447,000
Initial Costs Building and Improvements	24,739,000
Since Acquisition	(1,064,000)
Gross Amount at End of Year, land	4,815,000
Gross Amount at End of Year, Buildings and Improvements	23,307,000
Gross Amount at End of Year, Total	28,122,000
Accumulated Depreciation	3,658,000
Enterprise Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Hampton
Acquisition Date	9/1/2005
Property Type	BP
Encumbrances	0
Initial Costs Land	4,132,000
Initial Costs Building and Improvements	10,674,000
Since Acquisition	4,697,000
Gross Amount at End of Year, land	4,132,000
Gross Amount at End of Year, Buildings and Improvements	15,371,000
Gross Amount at End of Year, Total	19,503,000
Accumulated Depreciation	2,469,000
Diamond Hill Distribution Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	10/1/2005
Property Type	I
Encumbrances	0
Initial Costs Land	3,290,000
Initial Costs Building and Improvements	24,949,000
Since Acquisition	3,543,000
Gross Amount at End of Year, land	3,290,000
Gross Amount at End of Year, Buildings and Improvements	28,492,000
Gross Amount at End of Year, Total	31,782,000
Accumulated Depreciation	5,128,000
1000 Lucas Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Hampton
Acquisition Date	12/1/2005
Property Type	BP
Encumbrances	0
Initial Costs Land	2,592,000
Initial Costs Building and Improvements	8,563,000
Since Acquisition	1,449,000
Gross Amount at End of Year, land	2,592,000
Gross Amount at End of Year, Buildings and Improvements	10,012,000
Gross Amount at End of Year, Total	12,604,000
Accumulated Depreciation	1,866,000
River's Bend Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chester
Acquisition Date	1/1/2006
Property Type	I
Encumbrances	0
Initial Costs Land	3,153,000
Initial Costs Building and Improvements	26,294,000
Since Acquisition	4,018,000
Gross Amount at End of Year, land	3,482,000
Gross Amount at End of Year, Buildings and Improvements	29,983,000
Gross Amount at End of Year, Total	33,465,000
Accumulated Depreciation	5,386,000
Northridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Ashland
Acquisition Date	1/1/2006
Property Type	I
Encumbrances	6,740,000
Initial Costs Land	1,172,000
Initial Costs Building and Improvements	7,417,000
Since Acquisition	1,265,000
Gross Amount at End of Year, land	1,172,000
Gross Amount at End of Year, Buildings and Improvements	8,682,000
Gross Amount at End of Year, Total	9,854,000
Accumulated Depreciation	2,075,000
Crossways I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	2/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	2,657,000
Initial Costs Building and Improvements	11,597,000
Since Acquisition	1,258,000
Gross Amount at End of Year, land	2,646,000
Gross Amount at End of Year, Buildings and Improvements	12,866,000
Gross Amount at End of Year, Total	15,512,000
Accumulated Depreciation	2,187,000
1408 Stephanie Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	5/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	1,292,000
Initial Costs Building and Improvements	3,899,000
Since Acquisition	625,000
Gross Amount at End of Year, land	1,292,000
Gross Amount at End of Year, Buildings and Improvements	4,524,000
Gross Amount at End of Year, Total	5,816,000
Accumulated Depreciation	798,000
Airpark Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Richmond
Acquisition Date	6/1/2006
Property Type	BP
Encumbrances	1,219,000
Initial Costs Land	250,000
Initial Costs Building and Improvements	2,814,000
Since Acquisition	501,000
Gross Amount at End of Year, land	250,000
Gross Amount at End of Year, Buildings and Improvements	3,315,000
Gross Amount at End of Year, Total	3,565,000
Accumulated Depreciation	696,000
Chesterfield Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Richmond
Acquisition Date	6/1/2006
Property Type	BP
Encumbrances	3,604,000
Initial Costs Land	900,000
Initial Costs Building and Improvements	13,335,000
Since Acquisition	2,131,000
Gross Amount at End of Year, land	900,000
Gross Amount at End of Year, Buildings and Improvements	15,466,000
Gross Amount at End of Year, Total	16,366,000
Accumulated Depreciation	2,803,000
Hanover Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Ashland
Acquisition Date	6/1/2006
Property Type	BP
Encumbrances	1,440,000
Initial Costs Land	1,794,000
Initial Costs Building and Improvements	11,561,000
Since Acquisition	592,000
Gross Amount at End of Year, land	1,794,000
Gross Amount at End of Year, Buildings and Improvements	12,153,000
Gross Amount at End of Year, Total	13,947,000
Accumulated Depreciation	1,984,000
Gateway II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Norfolk
Acquisition Date	11/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	1,320,000
Initial Costs Building and Improvements	2,293,000
Since Acquisition	479,000
Gross Amount at End of Year, land	1,320,000
Gross Amount at End of Year, Buildings and Improvements	2,772,000
Gross Amount at End of Year, Total	4,092,000
Accumulated Depreciation	403,000
Park Central [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Richmond
Acquisition Date	11/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	1,789,000
Initial Costs Building and Improvements	19,712,000
Since Acquisition	2,226,000
Gross Amount at End of Year, land	1,789,000
Gross Amount at End of Year, Buildings and Improvements	21,938,000
Gross Amount at End of Year, Total	23,727,000
Accumulated Depreciation	3,972,000
Greenbrier Circle Corporate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	1/1/2007
Property Type	BP
Encumbrances	0
Initial Costs Land	4,164,000
Initial Costs Building and Improvements	18,984,000
Since Acquisition	2,204,000
Gross Amount at End of Year, land	4,164,000
Gross Amount at End of Year, Buildings and Improvements	21,188,000
Gross Amount at End of Year, Total	25,352,000
Accumulated Depreciation	3,316,000
Greenbrier Technology Center I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	1/1/2007
Property Type	BP
Encumbrances	0
Initial Costs Land	2,024,000
Initial Costs Building and Improvements	7,960,000
Since Acquisition	1,160,000
Gross Amount at End of Year, land	2,024,000
Gross Amount at End of Year, Buildings and Improvements	9,120,000
Gross Amount at End of Year, Total	11,144,000
Accumulated Depreciation	1,336,000
Pine Glen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Richmond
Acquisition Date	2/1/2007
Property Type	BP
Encumbrances	0
Initial Costs Land	618,000
Initial Costs Building and Improvements	4,517,000
Since Acquisition	553,000
Gross Amount at End of Year, land	618,000
Gross Amount at End of Year, Buildings and Improvements	5,070,000
Gross Amount at End of Year, Total	5,688,000
Accumulated Depreciation	664,000
Rivers Bend Center II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chester
Acquisition Date	5/1/2007
Property Type	I
Encumbrances	0
Initial Costs Land	5,634,000
Initial Costs Building and Improvements	11,533,000
Since Acquisition	523,000
Gross Amount at End of Year, land	5,634,000
Gross Amount at End of Year, Buildings and Improvements	12,056,000
Gross Amount at End of Year, Total	17,690,000
Accumulated Depreciation	1,601,000
1328 Cavalier Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	10/1/2010
Property Type	I
Encumbrances	0
Initial Costs Land	3,200,000
Initial Costs Building and Improvements	0
Since Acquisition	165,000
Gross Amount at End of Year, land	0
Gross Amount at End of Year, Buildings and Improvements	3,365,000
Gross Amount at End of Year, Total	3,365,000
Accumulated Depreciation	0
Battlefield Corporate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	10/1/2010	10/28/2010
Property Type	BP
Encumbrances	4,149,000
Initial Costs Land	1,860,000
Initial Costs Building and Improvements	6,071,000
Since Acquisition	485,000
Gross Amount at End of Year, land	1,881,000
Gross Amount at End of Year, Buildings and Improvements	6,535,000
Gross Amount at End of Year, Total	8,416,000
Accumulated Depreciation	234,000
Greenbrier Towers [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	7/19/2011
Property Type	Office
Encumbrances	0
Initial Costs Land	2,997,000
Initial Costs Building and Improvements	9,173,000
Since Acquisition	1,822,000
Gross Amount at End of Year, land	2,997,000
Gross Amount at End of Year, Buildings and Improvements	10,995,000
Gross Amount at End of Year, Total	13,992,000
Accumulated Depreciation	317,000
Land Held for Future Development [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Costs Land	442,000
Initial Costs Building and Improvements	0
Since Acquisition	254,000
Gross Amount at End of Year, land	696,000
Gross Amount at End of Year, Buildings and Improvements	0
Gross Amount at End of Year, Total	696,000
Accumulated Depreciation	0
Other [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Costs Land	71,000
Initial Costs Building and Improvements	39,000
Since Acquisition	501,000
Gross Amount at End of Year, land	71,000
Gross Amount at End of Year, Buildings and Improvements	540,000
Gross Amount at End of Year, Total	611,000
Accumulated Depreciation	$ 273,000